SEPARATION FROM DOWDUPONT (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of ECP assets and liabilities assumed
The ECP assets received and liabilities assumed were recorded at DowDuPont's historical cost basis as reflected in the following table:

ECP Assets Received and Liabilities Assumed on Aug 31, 2017	Carrying value
In millions
Cash and cash equivalents	$1
Accounts and notes receivable - Trade	169
Accounts and notes receivable - Other	32
Inventories	529
Other current assets	6
Investment in nonconsolidated affiliates	116
Net property	817
Goodwill	3,617
Other intangible assets	1,484
Deferred income tax assets	9
Total Assets	$6,780
Accounts payable - Trade	102
Accounts payable - Other	29
Accrued and other current liabilities	31
Deferred income tax liabilities	683
Pension and other postretirement benefits - noncurrent	6
Other noncurrent obligations	3
Total Liabilities	$854
Net Assets (impact to "Retained earnings")	$5,926

Schedule of ECP results of operations
The following table provides "Net sales" and "Income (loss) from continuing operations before income taxes" of ECP included in the Company's results from the closing of the Merger on August 31, 2017:

ECP Results of Operations	2018	Sep 1 - Dec 31, 2017
In millions
Net sales	$1,512	$558
Income (loss) from continuing operations before income taxes [1]	$178	$(46)

1.	Includes the amortization of the fair value step-up of inventory recognized in "Cost of Sales" of $2 million in 2018 and $120 million for the period of September 1, 2017 through December 31, 2017.

Schedule of income (loss) from discontinued operations
The results of operations of AgCo and SpecCo are presented as discontinued operations in the consolidated statements of income and are summarized in the table that follows:

Results of Operations of AgCo and SpecCo	2018	2017	2016
In millions
Net sales	$12,187	$12,337	$11,894
Cost of sales	7,668	7,769	7,615
Research and development expenses	761	854	848
Selling, general and administrative expenses	1,108	1,143	1,152
Amortization of intangibles	249	255	228
Restructuring and asset related charges - net	411	376	16
Integration and separation costs	—	18	—
Equity in earnings of nonconsolidated affiliates	400	372	254
Sundry income (expense) - net	(13)	245	862
Interest income	26	40	33
Interest expense and amortization of debt discount	56	61	31
Income from discontinued operations before income taxes	$2,347	$2,518	$3,153
Provision for income taxes	512	636	227
Income from discontinued operations, net of tax	$1,835	$1,882	$2,926

Schedule of assets and liabilities of discontinued operations
The carrying amount of major classes of assets and liabilities related to the distribution of AgCo and SpecCo consisted of the following:

Carrying Values of AgCo and SpecCo [1]	Dec 31, 2018	Dec 31, 2017
In millions
Accounts and notes receivable - Trade	$2,768	$2,124
Accounts and notes receivable - Other	773	545
Inventories	2,826	2,763
Other current assets	151	117
Investment in nonconsolidated affiliates	612	749
Other investments	2	2
Noncurrent receivables	35	54
Net property	3,014	3,043
Goodwill	7,590	7,622
Other intangible assets	1,830	2,075
Deferred income tax assets	239	169
Deferred charges and other assets	60	16
Total assets of discontinued operations	$19,900	$19,279
Notes payable	7	2
Long-term debt due within one year	4	4
Accounts payable - Trade	1,118	1,477
Accounts payable - Other	868	631
Income taxes payable	234	207
Accrued and other current liabilities	716	687
Long-Term Debt	5	8
Deferred income tax liabilities	568	741
Pension and other postretirement benefits - noncurrent	306	307
Other noncurrent obligations	662	807
Total liabilities of discontinued operations	$4,488	$4,871

1.	Includes assets and liabilities of consolidated variable interest entities related to discontinued operations.